Share Capital (Details) - Schedule of Options Granted to Officers, Directors, Employees, Consultants and Service Providers - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share Capital (Details) - Schedule of Options Granted to Officers, Directors, Employees, Consultants and Service Providers [Line Items]
Outstanding, Number of options	23,834,747	22,267,758
Exercisable, Number of options	15,521,065	15,999,078
Exercise Price 0.03 [Member]
Share Capital (Details) - Schedule of Options Granted to Officers, Directors, Employees, Consultants and Service Providers [Line Items]
Exercise price (in Dollars per share)	$ 0.03	$ 0.03
Outstanding, Number of options	4,451	4,451
Outstanding, Weighted average remaining contractual life (years)	9 months 18 days	1 year 9 months 18 days
Exercisable, Number of options	4,451	4,451
Exercisable, Weighted average remaining contractual life (years)	9 months 18 days	1 year 9 months 18 days
Exercise price 0.068 [Member]
Share Capital (Details) - Schedule of Options Granted to Officers, Directors, Employees, Consultants and Service Providers [Line Items]
Exercise price (in Dollars per share)	$ 0.068	$ 0.068
Outstanding, Number of options	11,175,162	13,728,037
Outstanding, Weighted average remaining contractual life (years)	3 years	4 years
Exercisable, Number of options	11,175,162	13,649,773
Exercisable, Weighted average remaining contractual life (years)	3 years	4 years
Exercise price 0.07 [Member]
Share Capital (Details) - Schedule of Options Granted to Officers, Directors, Employees, Consultants and Service Providers [Line Items]
Exercise price (in Dollars per share)	$ 0.07	$ 0.07
Outstanding, Number of options	11,767,134	7,303,436
Outstanding, Weighted average remaining contractual life (years)	6 years 1 month 6 days	6 years 6 months
Exercisable, Number of options	3,453,452	1,113,020
Exercisable, Weighted average remaining contractual life (years)	5 years 7 months 6 days	5 years 4 months 24 days
Exercise price 0.27 [Member]
Share Capital (Details) - Schedule of Options Granted to Officers, Directors, Employees, Consultants and Service Providers [Line Items]
Exercise price (in Dollars per share)	$ 0.27	$ 0.27
Outstanding, Number of options	541,500	739,000
Outstanding, Weighted average remaining contractual life (years)	1 year 10 months 24 days	3 years
Exercisable, Number of options	541,500	739,000
Exercisable, Weighted average remaining contractual life (years)	1 year 10 months 24 days	3 years
Exercise price 0.34 [Member]
Share Capital (Details) - Schedule of Options Granted to Officers, Directors, Employees, Consultants and Service Providers [Line Items]
Exercise price (in Dollars per share)		$ 0.34
Outstanding, Number of options		8,020
Outstanding, Weighted average remaining contractual life (years)		10 months 24 days
Exercisable, Number of options		8,020
Exercisable, Weighted average remaining contractual life (years)		10 months 24 days
Exercise price 0.92 [Member]
Share Capital (Details) - Schedule of Options Granted to Officers, Directors, Employees, Consultants and Service Providers [Line Items]
Exercise price (in Dollars per share)	$ 0.92	$ 0.92
Outstanding, Number of options	346,500	455,501
Outstanding, Weighted average remaining contractual life (years)	1 year	1 year 6 months
Exercisable, Number of options	346,500	455,501
Exercisable, Weighted average remaining contractual life (years)	1 year	1 year 6 months
Exercise price 5.73 [Member]
Share Capital (Details) - Schedule of Options Granted to Officers, Directors, Employees, Consultants and Service Providers [Line Items]
Exercise price (in Dollars per share)		$ 5.73
Outstanding, Number of options		29,313
Outstanding, Weighted average remaining contractual life (years)		10 months 24 days
Exercisable, Number of options		29,313
Exercisable, Weighted average remaining contractual life (years)		10 months 24 days